Cover Document	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	0-23354
Entity Registrant Name	FLEX LTD.
Entity Central Index Key	0000866374
Entity Tax Identification Number	98-1773351
Entity Incorporation, State or Country Code	U0
Entity Address, State or Province	TX
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line One	12515-8 Research Blvd
Entity Address, City or Town	Austin
Entity Address, Country	SG
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	425-7929
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false